Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net income	¥ 2,307,904	¥ 1,991,648	¥ 1,083,482
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	404,352	301,889	461,754
Unrealized gains (losses) on securities	577,703	499,560	374,209
Pension liability adjustments	4,316	99,404	14,711
Other comprehensive income (loss), net of tax	986,371	900,853	850,674
Total comprehensive income	3,294,275	2,892,501	1,934,156
Less - Comprehensive income attributable to noncontrolling interests	(171,553)	(185,098)	(149,283)
Comprehensive income attributable to Toyota Motor Corporation	¥ 3,122,722	¥ 2,707,403	¥ 1,784,873